PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Employee advances	1,648,197	2,292,700	351,372
Input VAT recoverable	1,441,700	1,780,484	272,871
Prepayments and deposits	1,488,463	1,551,118	237,719
Refundable withholding tax	1,297,016	—	—
Other receivables, net of allowance for doubtful accounts of RMB5,343,427 and RMB6,619,312 as of December 31, 2019 and 2020, respectively	2,973,158	4,231,165	648,454

	8,848,534	9,855,467	1,510,416